Equity and Partners' Capital - Equity Offerings Table (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended						3 Months Ended	12 Months Ended
		Jan. 03, 2014	Nov. 30, 2014		Dec. 31, 2013		May. 31, 2013		Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Aug. 31, 2014	Aug. 31, 2012
Capital Unit [Line Items]
Units issued										498,009	10,913,853
Price per unit			$ 70.85	[1]	$ 61.51	[2]	$ 61.18	[3]					$ 61.51	[2]
Underwriting discount and other offering expenses			$ 18,615	[1]	$ 9,447	[2]	$ 13,203	[3]					$ 9,447	[2]
Net proceeds			$ 602,967	[1]	291,827	[2]	$ 424,733	[3]
General partner's interest			2.00%
Option on Securities [Member]
Capital Unit [Line Items]
Net proceeds		$ 18,100	$ 77,000
125 Million COP [Member]
Capital Unit [Line Items]
Average price per unit											$ 73.48	[4]	$ 60.84	[5]
Underwriting discount and other offering expenses					$ 965	[5]					$ 1,738	[4]	$ 965	[5]
Net proceeds											83,245	[4]	41,603	[5]
Maximum aggregate principal of common units																$ 125,000
Gross proceeds											$ 85,000		$ 42,600
500 Million COP [Member]
Capital Unit [Line Items]
Common units issued										873,525
Average price per unit	[6]									$ 66.61
Underwriting discount and other offering expenses	[6]								$ 805	$ 805
Net proceeds	[6]									57,385
Maximum aggregate principal of common units															$ 500,000
Gross proceeds									0	58,200
Commissions paid									$ 0	$ 600
Common Units [Member]
Capital Unit [Line Items]
Common units issued			8,620,153	[1]	4,800,000	[2]	7,015,000	[3]
Common Units [Member] | Option on Securities [Member]
Capital Unit [Line Items]
Common units issued		300,000	1,120,153				915,000
Common Units [Member] | 125 Million COP [Member]
Capital Unit [Line Items]
Common units issued											1,133,384	[4]	685,735	[5]
Common Units [Member] | 500 Million COP [Member]
Capital Unit [Line Items]
Common units issued	[6]									873,525
General Partner [Member]
Capital Unit [Line Items]
Units issued	[7]		153,061	[1]	97,959	[2]	143,163	[3]
General Partner [Member] | 125 Million COP [Member]
Capital Unit [Line Items]
Units issued	[7]										23,132	[4]	13,996	[5]

[1]	Includes the issuance of 1,120,153 common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, the Partnership’s general partner elected not to make a corresponding capital contribution to maintain its 2.0% interest in the Partnership.
[2]	Includes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including the general partner’s proportionate capital contribution) were $18.1 million.
[3]	Includes the issuance of 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option.
[4]	Represents common and general partner units issued during the year ended December 31, 2014, under the $125.0 million COP. Gross proceeds generated (including the general partner’s proportionate capital contributions) during the year ended December 31, 2014, were $85.0 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2014. As of December 31, 2014, the Partnership had used all the capacity to issue common units under this registration statement.
[5]	Represents common and general partner units issued during the year ended December 31, 2013, pursuant to the Partnership’s registration statement filed with the SEC in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of common units (the “$125.0 million COP”). Gross proceeds generated (including the general partner’s proportionate capital contributions) during the year ended December 31, 2013, were $42.6 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2013.
[6]	Represents common units issued during the year ended December 31, 2015, pursuant to the Partnership’s registration statement filed with the SEC in August 2014 authorizing the issuance of up to an aggregate of $500.0 million of common units (the “$500.0 million COP”). Gross proceeds generated during the three months and year ended December 31, 2015, were zero and $58.2 million, respectively. Commissions paid during the three months and year ended December 31, 2015, were zero and $0.6 million, respectively. The price per unit in the table above represents an average price for all issuances under the $500.0 million COP during the year ended December 31, 2015.
[7]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution.